Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 0	€ (2)	[1],[2]	€ 0	€ (2)	[1],[2]
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(1)	2	[3]	0	3	[3]
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	135	(35)	[4]	135	(80)	[4]
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	[5]	0	0	[5]
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	(1)	[6]	(1)	(1)	[7]
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 134	€ (36)		€ 134	€ (80)

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	Prior year’s comparatives aligned to presentation in the current year
[4]	Prior year’s comparatives aligned to presentation in the current year
[5]	Prior year’s comparatives aligned to presentation in the current year
[6]	Prior year’s comparatives aligned to presentation in the current year
[7]	Prior year’s comparatives aligned to presentation in the current year